Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per Unit and Cash Distributions
Net income	[1]	$ 58,667	$ 53,876	$ 65,225
Less: Series A Preferred unitholders' interest in net income		6,800	6,900	7,200
Net income attributable to the unitholders of KNOT Offshore Partners LP		51,867	46,976	58,025
Less: Distributions		55,404	72,520	72,136
Under (over) distributed earnings		$ (3,537)	$ (25,544)	$ (14,111)
Weighted average units outstanding (basic):
General Partner		640	623	615
Weighted average units outstanding (diluted):
General Partner		640	623	615
Earnings per unit (basic):
General Partner		$ 1.48	$ 1.38	$ 1.74
Earnings per unit (diluted):
General Partner		1.48	1.38	1.74
Cash distributions declared and paid in the period per unit		2.08	2.08	2.08
Subsequent event: Cash distributions declared and paid per unit relating to the period		$ 0.03	$ 0.52	$ 0.52
Common Units
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP		$ 50,297	$ 45,466	$ 56,953
Weighted average units outstanding (basic):
Common unitholders		33,882	33,050	32,694
Weighted average units outstanding (diluted):
Common unitholders		37,919	37,064	32,694
Earnings per unit (basic):
Earnings per unit (basic)		$ 1.48	$ 1.38	$ 1.74
Earnings per unit (diluted):
Earnings per unit (diluted)		$ 1.48	$ 1.38	$ 1.74
Class B Units
Weighted average units outstanding (basic):
Common unitholders		416	195
Weighted average units outstanding (diluted):
Common unitholders		416	195
Earnings per unit (basic):
Earnings per unit (basic)		$ 1.48	$ 2.62
Earnings per unit (diluted):
Earnings per unit (diluted)		$ 1.48	$ 2.62
Limited Partner | Common Units
Earnings per Unit and Cash Distributions
Under (over) distributed earnings		$ (3,430)	$ (24,927)	$ (13,851)
Limited Partner | Class B Units
Earnings per Unit and Cash Distributions
Under (over) distributed earnings		(42)	(147)
General Partner
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP		951	862	1,072
Under (over) distributed earnings		(65)	(470)	(261)
IDR Holders
Earnings per Unit and Cash Distributions
Net income			2,100	2,800
Less: Distributions		$ 0	$ 2,100	$ 2,800

[1]	Included in net income is interest paid amounting to $37.3 million, $25.1 million and $31.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.